INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Total	$ 3,043	$ 2,847
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	3,014	2,816
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Total	$ 29	$ 31